Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.(1)	13,683	$ 1,274,845
Curtiss-Wright Corp.	6,547	864,597
HEICO Corp.	9,763	1,280,125
Hexcel Corp.	13,579	710,317
Woodward, Inc.	11,468	1,060,675
		$ 5,190,559
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	18,195	$ 1,844,427
Expeditors International of Washington, Inc.	23,113	2,252,593
FedEx Corp.	31,663	7,178,319
GXO Logistics, Inc.(1)	14,264	617,203
United Parcel Service, Inc., Class B	97,184	17,739,968
		$29,632,510
Airlines — 0.2%
Alaska Air Group, Inc.(1)	19,298	$772,885
American Airlines Group, Inc.(1)	88,283	1,119,428
Delta Air Lines, Inc.(1)	80,576	2,334,287
Southwest Airlines Co.(1)	83,589	3,019,235
		$7,245,835
Auto Components — 0.2%
Aptiv PLC(1)	37,983	$3,383,146
Autoliv, Inc.	10,909	780,757
BorgWarner, Inc.	34,215	1,141,754
Gentex Corp.	28,406	794,516
Lear Corp.	8,990	1,131,751
		$7,231,924
Automobiles — 2.2%
Ford Motor Co.	523,490	$5,826,444
General Motors Co.(1)	184,083	5,846,476
Harley-Davidson, Inc.	17,804	563,675
Tesla, Inc.(1)	101,310	68,224,180
Thor Industries, Inc.	6,696	500,392
		$80,961,167
Banks — 4.9%
Bank of America Corp.	938,607	$29,218,836
Bank OZK	13,390	502,527
BOK Financial Corp.	2,833	214,118
Cadence Bank	27,579	647,555
Citigroup, Inc.	283,459	13,036,279
Security	Shares	Value
Banks (continued)
Citizens Financial Group, Inc.	74,149	$ 2,646,378
Comerica, Inc.	21,543	1,580,825
Commerce Bancshares, Inc.	18,955	1,244,396
Cullen/Frost Bankers, Inc.	10,212	1,189,187
East West Bancorp, Inc.	19,690	1,275,912
F.N.B. Corp.	52,079	565,578
Fifth Third Bancorp	96,512	3,242,803
First Citizens Bancshares, Inc., Class A	1,638	1,070,892
First Financial Bankshares, Inc.	16,059	630,637
First Horizon Corp.	80,133	1,751,707
First Interstate BancSystem, Inc., Class A	13,689	521,688
First Republic Bank	25,453	3,670,323
Glacier Bancorp, Inc.	19,816	939,675
Hancock Whitney Corp.	12,858	569,995
Home BancShares, Inc.	22,755	472,621
Huntington Bancshares, Inc.	219,142	2,636,278
JPMorgan Chase & Co.	363,566	40,941,167
KeyCorp	139,902	2,410,511
M&T Bank Corp.	25,471	4,059,823
Old National Bancorp	43,636	645,376
Pinnacle Financial Partners, Inc.	13,794	997,444
PNC Financial Services Group, Inc. (The)	60,971	9,619,395
Popular, Inc.	9,320	716,988
Prosperity Bancshares, Inc.	12,231	835,010
Regions Financial Corp.	142,291	2,667,956
ServisFirst Bancshares, Inc.	7,322	577,852
Signature Bank	10,308	1,847,297
SouthState Corp.	12,620	973,633
SVB Financial Group(1)	8,501	3,357,810
Synovus Financial Corp.	25,700	926,485
Truist Financial Corp.	200,620	9,515,407
U.S. Bancorp	216,008	9,940,688
UMB Financial Corp.	8,611	741,407
United Bankshares, Inc.	25,199	883,729
Valley National Bancorp	46,832	487,521
Webster Financial Corp.	24,164	1,018,513
Wells Fargo & Co.	546,286	21,398,023
Western Alliance Bancorp	14,818	1,046,151
Wintrust Financial Corp.	6,225	498,934
Zions Bancorp NA	19,408	987,867
		$184,723,197
Beverages — 1.9%
Coca-Cola Co. (The)	519,223	$32,664,319
Coca-Cola Consolidated, Inc.	885	499,051
Keurig Dr Pepper, Inc.	150,564	5,328,460

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	186,665	$ 31,109,589
		$ 69,601,419
Biotechnology — 3.4%
AbbVie, Inc.	233,817	$ 35,811,412
Alkermes PLC(1)	25,933	772,544
Alnylam Pharmaceuticals, Inc.(1)	19,078	2,782,526
Amgen, Inc.	81,258	19,770,071
Apellis Pharmaceuticals, Inc.(1)	14,184	641,401
Biogen, Inc.(1)	23,103	4,711,626
Biohaven Pharmaceutical Holding Co., Ltd.(1)	10,622	1,547,732
BioMarin Pharmaceutical, Inc.(1)	30,109	2,495,133
Exact Sciences Corp.(1)	25,895	1,020,004
Exelixis, Inc.(1)	40,744	848,290
Gilead Sciences, Inc.	197,697	12,219,652
Halozyme Therapeutics, Inc.(1)	25,431	1,118,964
Horizon Therapeutics PLC(1)	33,487	2,670,923
Incyte Corp.(1)	31,597	2,400,424
Ionis Pharmaceuticals, Inc.(1)	19,122	707,896
Moderna, Inc.(1)	52,963	7,565,765
Neurocrine Biosciences, Inc.(1)	16,355	1,594,285
Regeneron Pharmaceuticals, Inc.(1)	16,377	9,680,936
Sarepta Therapeutics, Inc.(1)	10,726	804,021
Seagen, Inc.(1)	22,368	3,957,794
United Therapeutics Corp.(1)	7,777	1,832,572
Vertex Pharmaceuticals, Inc.(1)	39,952	11,258,074
		$126,212,045
Building Products — 0.9%
Advanced Drainage Systems, Inc.	13,343	$1,201,804
Allegion PLC	18,093	1,771,305
Carlisle Cos., Inc.	17,468	4,168,039
Carrier Global Corp.	170,364	6,075,180
Fortune Brands Home & Security, Inc.	17,279	1,034,667
Johnson Controls International PLC	133,707	6,401,891
Lennox International, Inc.	6,566	1,356,470
Masco Corp.	31,627	1,600,326
Owens Corning	30,677	2,279,608
Simpson Manufacturing Co., Inc.	8,648	870,075
Trane Technologies PLC	47,461	6,163,760
Trex Co., Inc.(1)	14,931	812,545
UFP Industries, Inc.	5,762	392,623
		$34,128,293
Capital Markets — 3.8%
Affiliated Managers Group, Inc.	5,309	$619,029
Security	Shares	Value
Capital Markets (continued)
Ameriprise Financial, Inc.	16,733	$ 3,977,100
Ares Management Corp., Class A	21,755	1,236,989
Bank of New York Mellon Corp. (The)	115,563	4,820,133
BlackRock, Inc.	20,726	12,622,963
Blackstone, Inc.	101,082	9,221,711
Carlyle Group, Inc. (The)	24,373	771,649
Cboe Global Markets, Inc.	16,484	1,865,824
Charles Schwab Corp. (The)	219,730	13,882,542
CME Group, Inc.	52,240	10,693,528
Coinbase Global, Inc., Class A(1)	22,348	1,050,803
Evercore, Inc., Class A	3,530	330,443
FactSet Research Systems, Inc.	5,632	2,165,898
Franklin Resources, Inc.	47,893	1,116,386
Goldman Sachs Group, Inc. (The)	50,018	14,856,346
Houlihan Lokey, Inc.	9,871	779,118
Interactive Brokers Group, Inc., Class A	14,226	782,572
Intercontinental Exchange, Inc.	79,877	7,511,633
Invesco, Ltd.	58,955	950,944
Jefferies Financial Group, Inc.	29,880	825,286
KKR & Co., Inc.	81,128	3,755,415
LPL Financial Holdings, Inc.	11,232	2,072,079
MarketAxess Holdings, Inc.	4,905	1,255,729
Moody's Corp.	22,341	6,076,082
Morningstar, Inc.	3,966	959,098
MSCI, Inc.	10,748	4,429,788
Nasdaq, Inc.	16,272	2,482,131
Northern Trust Corp.	28,577	2,757,109
Raymond James Financial, Inc.	29,392	2,627,939
S&P Global, Inc.	47,474	16,001,587
SEI Investments Co.	14,768	797,767
State Street Corp.	51,657	3,184,654
Stifel Financial Corp.	17,068	956,149
T. Rowe Price Group, Inc.	34,908	3,965,898
Tradeweb Markets, Inc., Class A	17,457	1,191,440
Virtu Financial, Inc., Class A	16,534	387,061
		$142,980,823
Chemicals — 1.5%
Air Products & Chemicals, Inc.	42,972	$10,333,906
Ashland Global Holdings, Inc.	9,807	1,010,611
Avient Corp.	22,057	884,045
Axalta Coating Systems, Ltd.(1)	50,541	1,117,461
Cabot Corp.	11,242	717,127
Celanese Corp.	20,129	2,367,372
Eastman Chemical Co.	24,642	2,212,112
Ecolab, Inc.	50,224	7,722,442
FMC Corp.	24,064	2,575,089

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Huntsman Corp.	32,016	$ 907,654
International Flavors & Fragrances, Inc.	51,898	6,182,090
Livent Corp.(1)	32,336	733,704
Mosaic Co. (The)	75,007	3,542,581
PPG Industries, Inc.	48,112	5,501,126
Sherwin-Williams Co. (The)	46,612	10,436,893
		$ 56,244,213
Commercial Services & Supplies — 0.8%
Cintas Corp.	10,956	$4,092,395
Clean Harbors, Inc.(1)	12,237	1,072,818
Copart, Inc.(1)	30,780	3,344,555
IAA, Inc.(1)	15,744	515,931
MSA Safety, Inc.	8,207	993,621
Republic Services, Inc.	48,028	6,285,424
Stericycle, Inc.(1)	21,286	933,391
Tetra Tech, Inc.	11,133	1,520,211
Waste Management, Inc.	83,352	12,751,189
		$31,509,535
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	29,864	$2,799,451
Ciena Corp.(1)	16,458	752,131
Cisco Systems, Inc.	539,637	23,010,122
F5, Inc.(1)	8,244	1,261,662
Juniper Networks, Inc.	37,122	1,057,977
Lumentum Holdings, Inc.(1)	9,562	759,414
Motorola Solutions, Inc.	22,404	4,695,878
		$34,336,635
Construction & Engineering — 0.3%
AECOM	33,272	$2,170,000
EMCOR Group, Inc.	13,741	1,414,773
MasTec, Inc.(1)	16,068	1,151,433
Quanta Services, Inc.	34,024	4,264,568
Valmont Industries, Inc.	5,012	1,125,846
		$10,126,620
Construction Materials — 0.2%
Vulcan Materials Co.	42,312	$6,012,535
		$6,012,535
Consumer Finance — 0.8%
Ally Financial, Inc.	42,829	$1,435,200
American Express Co.	91,868	12,734,742
Capital One Financial Corp.	57,446	5,985,299
Security	Shares	Value
Consumer Finance (continued)
Credit Acceptance Corp.(1)(2)	1,437	$ 680,290
Discover Financial Services	42,144	3,985,979
OneMain Holdings, Inc.	16,018	598,753
SLM Corp.	48,615	774,923
Synchrony Financial	73,453	2,028,772
Upstart Holdings, Inc.(1)(2)	10,000	316,200
		$ 28,540,158
Containers & Packaging — 0.5%
AptarGroup, Inc.	13,340	$1,376,821
Avery Dennison Corp.	14,913	2,413,967
Ball Corp.	65,196	4,483,529
Berry Global Group, Inc.(1)	29,481	1,610,842
Crown Holdings, Inc.	23,626	2,177,609
Graphic Packaging Holding Co.	71,104	1,457,632
Packaging Corp. of America	17,596	2,419,450
Silgan Holdings, Inc.	12,804	529,445
Sonoco Products Co.	17,050	972,532
WestRock Co.	51,235	2,041,203
		$19,483,030
Distributors — 0.2%
Genuine Parts Co.	18,010	$2,395,330
LKQ Corp.	37,177	1,825,019
Pool Corp.	4,776	1,677,474
		$5,897,823
Diversified Consumer Services — 0.1%
ADT, Inc.	16,799	$103,314
Bright Horizons Family Solutions, Inc.(1)	8,169	690,444
H&R Block, Inc.	23,553	831,892
Service Corp. International	19,420	1,342,310
Terminix Global Holdings, Inc.(1)	15,248	619,831
		$3,587,791
Diversified Financial Services — 0.1%
Equitable Holdings, Inc.	50,312	$1,311,634
Voya Financial, Inc.	12,965	771,806
		$2,083,440
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	931,086	$19,515,562
Iridium Communications, Inc.(1)	16,712	627,703
Lumen Technologies, Inc.	151,454	1,652,363
Verizon Communications, Inc.	546,704	27,745,228
		$49,540,856

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 1.3%
Alliant Energy Corp.	58,678	$ 3,439,118
Avangrid, Inc.	20,591	949,657
Constellation Energy Corp.	78,101	4,472,063
Eversource Energy	82,565	6,974,266
Hawaiian Electric Industries, Inc.	22,356	914,360
NextEra Energy, Inc.	294,548	22,815,688
Portland General Electric Co.	21,243	1,026,674
Xcel Energy, Inc.	126,584	8,957,084
		$49,548,910
Electrical Equipment — 1.1%
Acuity Brands, Inc.	6,339	$976,460
AMETEK, Inc.	47,068	5,172,303
Atkore, Inc.(1)	8,944	742,441
ChargePoint Holdings, Inc.(1)	33,725	461,695
Eaton Corp. PLC	77,443	9,757,044
Emerson Electric Co.	120,388	9,575,661
Generac Holdings, Inc.(1)	12,162	2,561,074
Hubbell, Inc.	10,910	1,948,308
nVent Electric PLC	27,624	865,460
Regal Rexnord Corp.	12,123	1,376,203
Rockwell Automation, Inc.	23,683	4,720,259
Sensata Technologies Holding PLC	31,243	1,290,648
Sunrun, Inc.(1)	29,423	687,321
Vertiv Holdings Co.	69,701	572,942
		$40,707,819
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	115,112	$7,410,911
Arrow Electronics, Inc.(1)	6,623	742,372
Avnet, Inc.	12,127	520,006
Coherent, Inc.(1)	3,615	962,385
Corning, Inc.	94,432	2,975,552
II-VI, Inc.(1)(2)	18,839	959,847
IPG Photonics Corp.(1)	3,804	358,071
Jabil, Inc.	15,935	816,031
Keysight Technologies, Inc.(1)	35,982	4,960,119
Littelfuse, Inc.	4,405	1,119,046
National Instruments Corp.	12,572	392,624
Novanta, Inc.(1)	7,626	924,805
Rogers Corp.(1)	2,455	643,431
TD SYNNEX Corp.	3,656	333,062
Teledyne Technologies, Inc.(1)	9,519	3,570,672
Trimble, Inc.(1)	51,466	2,996,865
Zebra Technologies Corp., Class A(1)	6,550	1,925,372
		$31,611,171
Security	Shares	Value
Energy Equipment & Services — 0.2%
Baker Hughes Co.	281,356	$ 8,122,748
		$ 8,122,748
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Class A(1)(2)	74,379	$ 1,007,835
Electronic Arts, Inc.	34,345	4,178,069
Liberty Media Corp.-Liberty Formula One, Class A(1)	2,450	142,027
Live Nation Entertainment, Inc.(1)	21,315	1,760,193
Netflix, Inc.(1)	56,030	9,797,966
Roku, Inc.(1)	15,348	1,260,685
Take-Two Interactive Software, Inc.(1)	20,124	2,465,794
Walt Disney Co. (The)(1)	253,508	23,931,155
Warner Bros Discovery, Inc.(1)	319,939	4,293,581
Warner Music Group Corp., Class A	19,984	486,810
		$49,324,115
Food & Staples Retailing — 1.8%
Albertsons Cos., Inc., Class A	21,817	$582,950
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,035,073
Casey's General Stores, Inc.	6,806	1,258,974
Costco Wholesale Corp.	54,841	26,284,194
Kroger Co. (The)	130,477	6,175,476
Performance Food Group Co.(1)	25,075	1,152,949
Sysco Corp.	93,246	7,898,869
US Foods Holding Corp.(1)	40,557	1,244,289
Walmart, Inc.	176,302	21,434,797
		$67,067,571
Food Products — 1.6%
Bunge, Ltd.	25,029	$2,269,880
Campbell Soup Co.	35,599	1,710,532
Conagra Brands, Inc.	87,883	3,009,114
Darling Ingredients, Inc.(1)	28,014	1,675,237
Flowers Foods, Inc.	42,955	1,130,576
General Mills, Inc.	110,895	8,367,028
Hershey Co. (The)	26,735	5,752,302
Hormel Foods Corp.	57,508	2,723,579
Ingredion, Inc.	13,407	1,181,961
JM Smucker Co. (The)	20,571	2,633,294
Kellogg Co.	46,588	3,323,588
Kraft Heinz Co. (The)	127,781	4,873,567
Lamb Weston Holdings, Inc.	28,796	2,057,762
McCormick & Co., Inc.	49,732	4,140,189
Mondelez International, Inc., Class A	246,720	15,318,845
Post Holdings, Inc.(1)	12,663	1,042,798
		$61,210,252

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities — 0.1%
New Jersey Resources Corp.	22,897	$ 1,019,604
ONE Gas, Inc.	12,707	1,031,681
		$ 2,051,285
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	241,285	$ 26,215,615
ABIOMED, Inc.(1)	6,382	1,579,609
Align Technology, Inc.(1)	11,873	2,809,983
Baxter International, Inc.	82,273	5,284,395
Becton, Dickinson and Co.	44,813	11,047,749
Boston Scientific Corp.(1)	223,113	8,315,422
Cooper Cos., Inc. (The)	8,098	2,535,646
DENTSPLY SIRONA, Inc.	35,033	1,251,729
DexCom, Inc.(1)	58,644	4,370,737
Edwards Lifesciences Corp.(1)	97,295	9,251,782
Envista Holdings Corp.(1)	21,529	829,728
Globus Medical, Inc., Class A(1)	10,632	596,880
Hologic, Inc.(1)	39,658	2,748,299
ICU Medical, Inc.(1)	3,229	530,815
IDEXX Laboratories, Inc.(1)	13,164	4,617,010
Insulet Corp.(1)	11,231	2,447,684
Integra LifeSciences Holdings Corp.(1)	9,182	496,103
Intuitive Surgical, Inc.(1)	56,144	11,268,662
iRhythm Technologies, Inc.(1)	4,710	508,821
Masimo Corp.(1)	8,514	1,112,524
Medtronic PLC	207,151	18,591,802
Novocure, Ltd.(1)	13,956	969,942
Omnicell, Inc.(1)	6,616	752,570
Penumbra, Inc.(1)	6,629	825,443
ResMed, Inc.	22,006	4,613,118
STERIS PLC	14,917	3,075,140
Stryker Corp.	55,302	11,001,227
Tandem Diabetes Care, Inc.(1)	8,579	507,791
Teleflex, Inc.	7,790	1,915,172
Zimmer Biomet Holdings, Inc.	32,844	3,450,591
		$143,521,989
Health Care Providers & Services — 1.9%
AMN Healthcare Services, Inc.(1)	6,399	$702,034
Anthem, Inc.	37,840	18,260,827
Centene Corp.(1)	88,613	7,497,546
Chemed Corp.	2,008	942,535
CVS Health Corp.	206,194	19,105,936
DaVita, Inc.(1)	10,074	805,517
Encompass Health Corp.	12,962	726,520
Ensign Group, Inc. (The)	8,432	619,499
Security	Shares	Value
Health Care Providers & Services (continued)
Guardant Health, Inc.(1)	14,210	$ 573,232
HealthEquity, Inc.(1)	11,570	710,282
Henry Schein, Inc.(1)	23,039	1,768,013
Humana, Inc.	19,885	9,307,572
Laboratory Corp. of America Holdings	15,215	3,565,788
LHC Group, Inc.(1)	4,578	712,978
Molina Healthcare, Inc.(1)	9,876	2,761,428
Option Care Health, Inc.(1)	22,841	634,751
Premier, Inc., Class A	18,849	672,532
Quest Diagnostics, Inc.	18,791	2,498,827
R1 RCM, Inc.(1)	26,713	559,905
		$72,425,722
Health Care Technology — 0.2%
Change Healthcare, Inc.(1)	42,321	$975,922
Doximity, Inc., Class A(1)(2)	11,619	404,574
Teladoc Health, Inc.(1)(2)	24,329	807,966
Veeva Systems, Inc., Class A(1)	18,981	3,758,997
		$5,947,459
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(1)	47,958	$4,272,099
Aramark	50,268	1,539,709
Booking Holdings, Inc.(1)	5,273	9,222,424
Chipotle Mexican Grill, Inc.(1)	5,303	6,932,400
Choice Hotels International, Inc.	3,713	414,482
Darden Restaurants, Inc.	24,471	2,768,160
Domino's Pizza, Inc.	7,193	2,803,184
Expedia Group, Inc.(1)	18,923	1,794,468
Hilton Grand Vacations, Inc.(1)	12,459	445,160
Hilton Worldwide Holdings, Inc.	37,362	4,163,621
Hyatt Hotels Corp., Class A(1)	5,059	373,911
Marriott International, Inc., Class A	39,346	5,351,449
Marriott Vacations Worldwide Corp.	4,891	568,334
Planet Fitness, Inc., Class A(1)	12,440	846,044
Starbucks Corp.	202,916	15,500,753
Texas Roadhouse, Inc.	13,421	982,417
Travel + Leisure Co.	9,867	383,037
Vail Resorts, Inc.	6,182	1,347,985
Wyndham Hotels & Resorts, Inc.	11,818	776,679
Yum! Brands, Inc.	51,758	5,875,051
		$66,361,367
Household Durables — 0.6%
D.R. Horton, Inc.	75,327	$4,985,894
Helen of Troy, Ltd.(1)	2,654	431,036

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Leggett & Platt, Inc.	15,713	$ 543,356
Lennar Corp., Class A	64,850	4,576,465
Mohawk Industries, Inc.(1)	7,595	942,464
Newell Brands, Inc.	43,520	828,621
NVR, Inc.(1)	687	2,750,844
PulteGroup, Inc.	58,196	2,306,307
Tempur Sealy International, Inc.	28,812	615,712
Toll Brothers, Inc.	26,222	1,169,501
TopBuild Corp.(1)	6,941	1,160,258
Whirlpool Corp.	7,454	1,154,401
		$21,464,859
Household Products — 1.6%
Church & Dwight Co., Inc.	28,139	$2,607,360
Clorox Co. (The)	15,502	2,185,472
Colgate-Palmolive Co.	104,344	8,362,128
Kimberly-Clark Corp.	40,226	5,436,544
Procter & Gamble Co. (The)	295,396	42,474,991
Reynolds Consumer Products, Inc.(2)	5,100	139,077
		$61,205,572
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	156,735	$3,293,002
Brookfield Renewable Corp., Class A	44,460	1,583,221
Clearway Energy, Inc., Class C	22,211	773,831
Ormat Technologies, Inc.(2)	10,753	842,498
		$6,492,552
Industrial Conglomerates — 0.4%
3M Co.	101,689	$13,159,573
		$13,159,573
Insurance — 2.5%
Aflac, Inc.	85,800	$4,747,314
Alleghany Corp.(1)	1,855	1,545,400
Allstate Corp. (The)	40,309	5,108,360
American Financial Group, Inc.	8,904	1,235,964
American International Group, Inc.	114,045	5,831,121
Arch Capital Group, Ltd.(1)	51,514	2,343,372
Assurant, Inc.	7,237	1,250,915
Axis Capital Holdings, Ltd.	11,680	666,811
Brown & Brown, Inc.	30,628	1,786,838
Cincinnati Financial Corp.	23,625	2,810,902
Enstar Group, Ltd.(1)	2,089	447,004
Erie Indemnity Co., Class A	3,679	707,067
Everest Re Group, Ltd.	6,034	1,691,210
Security	Shares	Value
Insurance (continued)
Fidelity National Financial, Inc.	39,896	$ 1,474,556
First American Financial Corp.	12,153	643,137
Globe Life, Inc.	13,850	1,349,960
Hanover Insurance Group, Inc. (The)	4,418	646,133
Hartford Financial Services Group, Inc. (The)	46,087	3,015,472
Kinsale Capital Group, Inc.	3,254	747,249
Lincoln National Corp.	20,704	968,326
Markel Corp.(1)	2,001	2,587,793
Marsh & McLennan Cos., Inc.	75,378	11,702,434
MetLife, Inc.	99,564	6,251,624
Old Republic International Corp.	42,947	960,295
Primerica, Inc.	5,736	686,542
Principal Financial Group, Inc.	36,178	2,416,329
Progressive Corp. (The)	84,848	9,865,277
Prudential Financial, Inc.	53,752	5,142,991
Reinsurance Group of America, Inc.	11,341	1,330,186
RenaissanceRe Holdings, Ltd.	7,066	1,104,910
RLI Corp.	4,743	552,986
Ryan Specialty Holdings, Inc.(1)	10,000	391,900
Selective Insurance Group, Inc.	8,916	775,157
Travelers Cos., Inc. (The)	35,348	5,978,407
Unum Group	34,853	1,185,699
W.R. Berkley Corp.	31,841	2,173,467
Willis Towers Watson PLC	17,484	3,451,167
		$95,574,275
Interactive Media & Services — 4.0%
Alphabet, Inc., Class A(1)	65,310	$142,327,471
IAC/InterActiveCorp.(1)	12,541	952,740
Match Group, Inc.(1)	34,813	2,426,118
Pinterest, Inc., Class A(1)	74,626	1,355,208
Snap, Inc., Class A(1)	139,856	1,836,309
ZoomInfo Technologies, Inc., Class A(1)	46,862	1,557,693
		$150,455,539
Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(1)	1,012,298	$107,516,171
Chewy, Inc., Class A(1)(2)	9,570	332,270
eBay, Inc.	81,263	3,386,229
Etsy, Inc.(1)	16,765	1,227,366
Wayfair, Inc., Class A(1)(2)	8,757	381,455
		$112,843,491
IT Services — 5.1%
Accenture PLC, Class A	82,263	$22,840,322
Affirm Holdings, Inc.(1)	25,669	463,582

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Akamai Technologies, Inc.(1)	21,008	$ 1,918,661
Amdocs, Ltd.	14,063	1,171,589
Automatic Data Processing, Inc.	54,128	11,369,045
Block, Inc., Class A(1)	61,521	3,781,081
Broadridge Financial Solutions, Inc.	16,128	2,299,046
Cognizant Technology Solutions Corp., Class A	70,053	4,727,877
Concentrix Corp.	7,077	959,924
DXC Technology Co.(1)	27,082	820,855
EPAM Systems, Inc.(1)	7,499	2,210,555
Euronet Worldwide, Inc.(1)	7,279	732,195
ExlService Holdings, Inc.(1)	4,250	626,153
Fidelity National Information Services, Inc.	80,871	7,413,445
Fiserv, Inc.(1)	77,238	6,871,865
Gartner, Inc.(1)	11,755	2,842,712
Genpact, Ltd.	27,262	1,154,818
International Business Machines Corp.	116,953	16,512,594
Jack Henry & Associates, Inc.	8,677	1,562,034
Marqeta, Inc., Class A(1)	50,122	406,489
Mastercard, Inc., Class A	110,856	34,972,851
Okta, Inc.(1)	19,582	1,770,213
Paychex, Inc.	43,069	4,904,267
PayPal Holdings, Inc.(1)	153,135	10,694,948
SS&C Technologies Holdings, Inc.	27,152	1,576,717
Switch, Inc., Class A	35,163	1,177,960
Toast, Inc., Class A(1)	25,000	323,500
Twilio, Inc., Class A(1)	23,304	1,953,108
VeriSign, Inc.(1)	12,043	2,015,155
Visa, Inc., Class A	207,679	40,889,918
WEX, Inc.(1)	6,147	956,227
		$191,919,706
Leisure Products — 0.1%
Brunswick Corp.	13,999	$915,255
Hasbro, Inc.	15,358	1,257,513
Mattel, Inc.(1)	49,315	1,101,204
		$3,273,972
Life Sciences Tools & Services — 2.6%
10X Genomics, Inc., Class A(1)	11,756	$531,959
Agilent Technologies, Inc.	49,143	5,836,714
Avantor, Inc.(1)	94,728	2,946,041
Azenta, Inc.	12,353	890,651
Bio-Rad Laboratories, Inc., Class A(1)	3,262	1,614,690
Bio-Techne Corp.	6,312	2,187,992
Bruker Corp.	18,228	1,143,989
Charles River Laboratories International, Inc.(1)	7,469	1,598,142
Security	Shares	Value
Life Sciences Tools & Services (continued)
Danaher Corp.	94,533	$ 23,966,006
Illumina, Inc.(1)	24,639	4,542,446
IQVIA Holdings, Inc.(1)	28,897	6,270,360
Medpace Holdings, Inc.(1)	5,752	860,902
Mettler-Toledo International, Inc.(1)	3,646	4,188,415
PerkinElmer, Inc.	18,583	2,642,874
Repligen Corp.(1)	8,424	1,368,058
Syneos Health, Inc.(1)	14,896	1,067,745
Thermo Fisher Scientific, Inc.	53,356	28,987,248
Waters Corp.(1)	8,952	2,962,933
West Pharmaceutical Services, Inc.	11,085	3,351,772
		$96,958,937
Machinery — 2.9%
AGCO Corp.	11,068	$1,092,412
Caterpillar, Inc.	85,516	15,286,840
Chart Industries, Inc.(1)	6,284	1,051,816
CNH Industrial NV	188,104	2,180,125
Crane Holdings Co.	9,033	790,929
Cummins, Inc.	26,382	5,105,708
Deere & Co.	46,877	14,038,255
Donaldson Co., Inc.	24,605	1,184,485
Dover Corp.	27,891	3,383,736
Evoqua Water Technologies Corp.(1)	24,066	782,386
Flowserve Corp.	20,984	600,772
Fortive Corp.	66,209	3,600,445
Graco, Inc.	31,460	1,869,039
IDEX Corp.	16,025	2,910,621
Illinois Tool Works, Inc.	61,459	11,200,903
Ingersoll Rand, Inc.	79,041	3,326,045
ITT, Inc.	14,928	1,003,759
Lincoln Electric Holdings, Inc.	9,889	1,219,907
Middleby Corp. (The)(1)	11,897	1,491,408
Nordson Corp.	9,832	1,990,390
Oshkosh Corp.	14,015	1,151,192
Otis Worldwide Corp.	81,373	5,750,630
PACCAR, Inc.	69,727	5,741,321
Parker-Hannifin Corp.	26,102	6,422,397
Pentair PLC	32,829	1,502,583
RBC Bearings, Inc.(1)	6,795	1,256,735
Snap-on, Inc.	10,690	2,106,251
Stanley Black & Decker, Inc.	30,319	3,179,250
Timken Co. (The)	10,539	559,094
Toro Co. (The)	21,586	1,636,003
Watts Water Technologies, Inc., Class A	4,503	553,149
Westinghouse Air Brake Technologies Corp.	32,809	2,692,963

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Xylem, Inc.	34,344	$ 2,685,014
		$ 109,346,563
Media — 1.1%
Altice USA, Inc., Class A(1)	28,920	$ 267,510
Cable One, Inc.	504	649,817
Charter Communications, Inc., Class A(1)	15,184	7,114,160
Comcast Corp., Class A	577,835	22,674,245
Interpublic Group of Cos., Inc. (The)	55,503	1,527,998
Liberty Broadband Corp., Class C(1)	18,039	2,086,030
New York Times Co. (The), Class A	28,612	798,275
Omnicom Group, Inc.	27,380	1,741,642
Paramount Global, Class B	91,715	2,263,526
Sirius XM Holdings, Inc.(2)	149,868	918,691
TEGNA, Inc.	31,824	667,349
		$40,709,243
Metals & Mining — 0.4%
Commercial Metals Co.	39,906	$1,320,889
Nucor Corp.	76,261	7,962,411
Reliance Steel & Aluminum Co.	19,125	3,248,572
Steel Dynamics, Inc.	57,820	3,824,793
		$16,356,665
Multiline Retail — 0.4%
Dillard's, Inc., Class A(2)	1,000	$220,570
Dollar General Corp.	27,931	6,855,385
Kohl's Corp.	13,682	488,310
Macy's, Inc.	31,445	576,072
Nordstrom, Inc.	19,715	416,578
Target Corp.	55,873	7,890,944
		$16,447,859
Multi-Utilities — 0.8%
Ameren Corp.	59,651	$5,390,064
CMS Energy Corp.	67,146	4,532,355
Consolidated Edison, Inc.	82,355	7,831,961
Sempra Energy	70,436	10,584,418
		$28,338,798
Oil, Gas & Consumable Fuels — 0.0%(3)
Enviva, Inc.(2)	7,500	$429,150
New Fortress Energy, Inc.(2)	25,673	1,015,881
		$1,445,031
Security	Shares	Value
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	8,248	$ 432,278
		$ 432,278
Personal Products — 0.2%
Coty, Inc., Class A(1)	22,406	$ 179,472
Estee Lauder Cos., Inc. (The), Class A	28,678	7,303,426
Olaplex Holdings, Inc.(1)(2)	15,000	211,350
		$ 7,694,248
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	312,606	$24,070,662
Catalent, Inc.(1)	26,317	2,823,551
Elanco Animal Health, Inc.(1)	74,870	1,469,698
Eli Lilly & Co.	105,844	34,317,800
Jazz Pharmaceuticals PLC(1)	10,110	1,577,261
Merck & Co., Inc.	341,877	31,168,926
Organon & Co.	37,716	1,272,915
Perrigo Co. PLC	17,537	711,476
Pfizer, Inc.	726,227	38,076,082
Royalty Pharma PLC, Class A	62,154	2,612,954
Zoetis, Inc.	74,384	12,785,866
		$150,887,191
Professional Services — 0.6%
ASGN, Inc.(1)	5,598	$505,219
Booz Allen Hamilton Holding Corp.	16,496	1,490,579
CoStar Group, Inc.(1)	52,672	3,181,916
Dun & Bradstreet Holdings, Inc.(1)	29,876	449,036
Equifax, Inc.	17,539	3,205,778
Exponent, Inc.	5,782	528,880
FTI Consulting, Inc.(1)	3,738	676,017
ManpowerGroup, Inc.	8,973	685,627
Nielsen Holdings PLC	52,842	1,226,991
Robert Half International, Inc.	16,715	1,251,786
Science Applications International Corp.	8,747	814,346
TransUnion	28,510	2,280,515
TriNet Group, Inc.(1)	6,210	482,020
Verisk Analytics, Inc.	22,163	3,836,194
		$20,614,904
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	79,272	$5,835,212
Howard Hughes Corp. (The)(1)	8,109	551,818
Jones Lang LaSalle, Inc.(1)	12,597	2,202,711
Zillow Group, Inc., Class C(1)(2)	20,583	653,510
		$9,243,251

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Road & Rail — 0.9%
Avis Budget Group, Inc.(1)	5,464	$ 803,645
J.B. Hunt Transport Services, Inc.	9,959	1,568,244
Knight-Swift Transportation Holdings, Inc.	16,259	752,629
Landstar System, Inc.	4,999	726,955
Norfolk Southern Corp.	31,945	7,260,779
Old Dominion Freight Line, Inc.	12,507	3,205,294
Ryder System, Inc.	6,757	480,152
Saia, Inc.(1)	3,021	567,948
Schneider National, Inc., Class B	10,000	223,800
Union Pacific Corp.	82,436	17,581,950
XPO Logistics, Inc.(1)	14,264	686,954
		$33,858,350
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(1)	210,077	$16,064,588
Allegro MicroSystems, Inc.(1)	3,950	81,726
Amkor Technology, Inc.	22,403	379,731
Analog Devices, Inc.	66,375	9,696,724
Applied Materials, Inc.	112,883	10,270,095
Broadcom, Inc.	51,402	24,971,606
Cirrus Logic, Inc.(1)	7,380	535,345
CMC Materials, Inc.	3,751	654,512
Enphase Energy, Inc.(1)	17,865	3,487,963
Entegris, Inc.	16,288	1,500,613
First Solar, Inc.(1)	12,629	860,414
Intel Corp.	532,114	19,906,385
KLA Corp.	18,901	6,030,931
Lam Research Corp.	17,638	7,516,434
Lattice Semiconductor Corp.(1)	22,163	1,074,905
Marvell Technology, Inc.	106,533	4,637,381
Microchip Technology, Inc.	72,899	4,233,974
Micron Technology, Inc.	142,057	7,852,911
MKS Instruments, Inc.	11,984	1,229,918
Monolithic Power Systems, Inc.	5,327	2,045,781
NVIDIA Corp.	294,858	44,697,524
ON Semiconductor Corp.(1)	57,497	2,892,674
Power Integrations, Inc.	6,062	454,711
Qorvo, Inc.(1)	15,681	1,479,032
QUALCOMM, Inc.	144,369	18,441,696
Semtech Corp.(1)	8,401	461,803
Silicon Laboratories, Inc.(1)	4,402	617,248
Skyworks Solutions, Inc.	20,197	1,871,050
SolarEdge Technologies, Inc.(1)	7,317	2,002,517
Synaptics, Inc.(1)	5,179	611,381
Teradyne, Inc.	21,147	1,893,714
Texas Instruments, Inc.	119,911	18,424,325
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.	6,342	$ 641,430
Wolfspeed, Inc.(1)	18,472	1,172,048
		$ 218,693,090
Software — 10.1%
Adobe, Inc.(1)	61,241	$ 22,417,880
Altair Engineering, Inc., Class A(1)	4,845	254,363
ANSYS, Inc.(1)	10,624	2,542,217
AppLovin Corp., Class A(1)(2)	14,676	505,441
Aspen Technology, Inc.(1)	3,986	732,149
Autodesk, Inc.(1)	29,331	5,043,759
Avalara, Inc.(1)	12,549	885,959
Bill.com Holdings, Inc.(1)	14,150	1,555,651
Black Knight, Inc.(1)	17,171	1,122,812
Blackline, Inc.(1)	6,869	457,475
Cadence Design Systems, Inc.(1)	35,332	5,300,860
CDK Global, Inc.	12,284	672,795
Citrix Systems, Inc.	14,677	1,426,164
Clear Secure, Inc., Class A(1)(2)	10,000	200,000
Coupa Software, Inc.(1)	9,728	555,469
CrowdStrike Holdings, Inc., Class A(1)	26,400	4,449,984
DocuSign, Inc.(1)	26,144	1,500,143
Dolby Laboratories, Inc., Class A	6,538	467,859
Dropbox, Inc., Class A(1)	37,922	795,983
Dynatrace, Inc.(1)	28,054	1,106,450
Elastic NV(1)	8,376	566,804
Fair Isaac Corp.(1)	4,141	1,660,127
Five9, Inc.(1)	8,046	733,312
Guidewire Software, Inc.(1)	13,354	948,000
HubSpot, Inc.(1)	6,360	1,912,134
Intuit, Inc.	35,801	13,799,137
Manhattan Associates, Inc.(1)	6,811	780,541
Microsoft Corp.	827,529	212,534,273
NCR Corp.(1)	21,903	681,402
NortonLifeLock, Inc.	83,482	1,833,265
Oracle Corp.	198,276	13,853,544
Palo Alto Networks, Inc.(1)	12,869	6,356,514
Paycom Software, Inc.(1)	7,048	1,974,286
Paycor HCM, Inc.(1)	10,000	260,000
Paylocity Holding Corp.(1)	5,269	919,019
PTC, Inc.(1)	15,079	1,603,501
Qualys, Inc.(1)	4,602	580,496
Rapid7, Inc.(1)	9,112	608,682
RingCentral, Inc., Class A(1)	12,095	632,085
Roper Technologies, Inc.	14,042	5,541,675
SailPoint Technologies Holdings, Inc.(1)	12,200	764,696
Salesforce, Inc.(1)	125,079	20,643,038

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
SentinelOne, Inc., Class A(1)	22,483	$ 524,528
ServiceNow, Inc.(1)	25,604	12,175,214
Smartsheet, Inc., Class A(1)	15,781	495,997
Splunk, Inc.(1)	19,469	1,722,228
Synopsys, Inc.(1)	20,363	6,184,243
Tenable Holdings, Inc.(1)	12,123	550,505
Trade Desk, Inc. (The), Class A(1)	55,116	2,308,809
Tyler Technologies, Inc.(1)	4,951	1,646,109
VMware, Inc., Class A	29,202	3,328,444
Vonage Holdings Corp.(1)	33,394	629,143
Workday, Inc., Class A(1)	26,925	3,758,192
Zendesk, Inc.(1)	16,763	1,241,635
Zoom Video Communications, Inc., Class A(1)	26,522	2,863,580
Zscaler, Inc.(1)	11,669	1,744,632
		$380,353,203
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	8,266	$1,430,762
AutoNation, Inc.(1)	4,563	509,961
AutoZone, Inc.(1)	2,425	5,211,616
Bath & Body Works, Inc.	29,800	802,216
Best Buy Co., Inc.	22,427	1,462,016
Burlington Stores, Inc.(1)	8,582	1,169,126
CarMax, Inc.(1)	19,883	1,799,014
Carvana Co.(1)(2)	10,273	231,964
Dick's Sporting Goods, Inc.(2)	7,829	590,072
Five Below, Inc.(1)	6,997	793,670
Floor & Decor Holdings, Inc., Class A(1)	12,454	784,104
GameStop Corp., Class A(1)(2)	7,870	962,501
Gap, Inc. (The)	29,888	246,277
Home Depot, Inc. (The)	126,535	34,704,754
Lithia Motors, Inc., Class A	3,411	937,377
Lowe's Cos., Inc.	77,794	13,588,278
O'Reilly Automotive, Inc.(1)	8,219	5,192,435
Penske Automotive Group, Inc.	4,680	489,949
Petco Health & Wellness Co., Inc.(1)	20,000	294,800
RH(1)	2,425	514,731
Ross Stores, Inc.	43,372	3,046,016
TJX Cos., Inc. (The)	147,667	8,247,202
Tractor Supply Co.	12,924	2,505,317
Ulta Beauty, Inc.(1)	5,924	2,283,584
Williams-Sonoma, Inc.	10,113	1,122,037
		$88,919,779
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	1,807,676	$247,145,463
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc., Class C	38,107	$ 1,760,924
Hewlett Packard Enterprise Co.	173,474	2,300,265
HP, Inc.	139,350	4,567,893
NetApp, Inc.	29,320	1,912,837
Pure Storage, Inc., Class A(1)	33,965	873,240
Seagate Technology Holdings PLC	25,712	1,836,865
Western Digital Corp.(1)	43,838	1,965,258
		$ 262,362,745
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings, Ltd.(1)	21,942	$899,842
Columbia Sportswear Co.	2,145	153,539
Deckers Outdoor Corp.(1)	3,895	994,588
Hanesbrands, Inc.	49,516	509,520
Levi Strauss & Co., Class A	7,415	121,013
lululemon Athletica, Inc.(1)	13,159	3,587,275
NIKE, Inc., Class B	153,226	15,659,697
PVH Corp.	9,809	558,132
Ralph Lauren Corp.	4,524	405,577
Skechers USA, Inc., Class A(1)	20,147	716,830
Tapestry, Inc.	30,789	939,680
Under Armour, Inc., Class A(1)	22,834	190,207
VF Corp.	41,223	1,820,820
		$26,556,720
Thrifts & Mortgage Finance — 0.1%
Essent Group, Ltd.	16,779	$652,703
MGIC Investment Corp.	43,154	543,740
New York Community Bancorp, Inc.(2)	60,991	556,848
TFS Financial Corp.	9,601	131,822
		$1,885,113
Trading Companies & Distributors — 0.4%
Air Lease Corp.	17,419	$582,317
Beacon Roofing Supply, Inc.(1)	10,000	513,600
Core & Main, Inc., Class A(1)	12,500	278,750
Fastenal Co.	71,936	3,591,045
MSC Industrial Direct Co., Inc., Class A	7,733	580,825
SiteOne Landscape Supply, Inc.(1)	6,263	744,483
United Rentals, Inc.(1)	14,090	3,422,602
Univar Solutions, Inc.(1)	41,070	1,021,411
W.W. Grainger, Inc.	6,095	2,769,751
WESCO International, Inc.(1)	4,041	432,791
		$13,937,575

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Water Utilities — 0.2%
American Water Works Co., Inc.	43,257	$ 6,435,344
Essential Utilities, Inc.	54,761	2,510,792
		$ 8,946,136
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	72,995	$ 9,820,747
		$ 9,820,747
Total Common Stocks (identified cost $2,634,607,106)		$3,733,368,781

Short-Term Investments — 0.4%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(4)	5,214,234	$ 5,214,234
Total Affiliated Fund (identified cost $5,214,234)		$ 5,214,234
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(5)	7,957,198	$ 7,957,198
Total Securities Lending Collateral (identified cost $7,957,198)		$ 7,957,198
Total Short-Term Investments (identified cost $13,171,432)		$ 13,171,432
Total Investments — 100.0% (identified cost $2,647,778,538)		$3,746,540,213
Other Assets, Less Liabilities — 0.0%	$ 1,766,944
Net Assets — 100.0%	$3,748,307,157

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $11,280,889 and the total market value of the collateral received by the Fund was $11,634,794, comprised of cash of $7,957,198 and U.S. government and/or agencies securities of $3,677,596.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(5)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at June 30, 2022.

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) was $5,214,234, which represents 0.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Cash Reserves Fund	$8,347,023	$292,054,587	$(301,724,513)	$(1,984)	$1,324,887	$ —	$ 4,793	—
Liquidity Fund	—	114,687,608	(109,473,374)	—	—	5,214,234	7,876	5,214,234
Total				$(1,984)	$1,324,887	$5,214,234	$12,669
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,733,368,781(1)	$ —	$ —	$3,733,368,781
Short-Term Investments:
Affiliated Fund	5,214,234	—	—	5,214,234
Securities Lending Collateral	7,957,198	—	—	7,957,198
Total Investments	$3,746,540,213	$ —	$ —	$3,746,540,213

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.